N-4	May 26, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 26, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	Schwab VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.55%	-17.24%	3.19%	5.59%
Seeks the highest current income consistent with stability of capital and liquidity.	Schwab Government Money Market Portfolio*; Charles Schwab Investment Management, Inc.	0.26%[1]	2.85%	1.25%	0.71%

*The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel "Free Look" period.

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Schwab Government Money Market Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks the highest current income consistent with stability of capital and liquidity.	[1]
Portfolio Company Name [Text Block]	Schwab Government Money Market Portfolio	[1]
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.	[1]
Current Expenses [Percent]	0.26%	[1],[2]
Average Annual Total Returns, 1 Year [Percent]	2.85%	[1]
Average Annual Total Returns, 5 Years [Percent]	1.25%	[1]
Average Annual Total Returns, 10 Years [Percent]	0.71%	[1]
Schwab VIT Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Schwab VIT Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	5.59%

[1]	The Schwab Government Money Market Portfolio is only available to California applicants age 60 or older during the Right to Cancel "Free Look" period.
[2]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.